DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	130,511,871,912	290,983,922,753	19,890,294,603
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	79,949,664,121	175,986,864,598	12,610,847,082
Series B Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,588,693	2,588,693	2,588,693
Series D Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	630,391,892	923,742,574	74,998,392
Series E Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	27,614,959,459	40,465,485,149	3,285,381,029
Stock Options and Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	129,116,666	129,116,666	129,116,666
Convertible Promissory Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	22,185,151,081	73,476,129,073	3,787,362,740